Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	December 31,
	2024	2023
	(In thousands)
Trade Receivables	$7,130	$10,203
Less: Allowances for Doubtful Accounts	(3,407)	(620)
Total	$3,723	$9,583

Schedule of Inventories	Inventories consisted of the following:
	December 31,
	2024	2023
	(In thousands)
Raw materials	$29,386	$48,488
Work-in-progress	9,660	9,922
Finished goods	10,907	2,406
Total	$49,953	$60,816

Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	December 31,
	2024	2023
	(In thousands)
Prepaid insurance and other	$1,724	$2,738
Vendor prepayments	612	1,262
Total	$2,336	$4,000

Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Computers and software	$2,525	$2,549
Lab equipment and other equipment	11,011	8,075
Furniture and fixtures	206	206
Leasehold improvements	13,312	14,406
Total property, plant and equipment	27,054	25,236
Less accumulated depreciation and amortization	(12,784)	(8,910)
Property, plant and equipment, net	$14,270	$16,326

Schedule of Other Assets

Other assets consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Right of use assets	$8,774	$10,672
Net investment in sales type lease	2,712	—
Non-current contract assets	—	5,117
Non-current prepaid expenses and other assets	2,027	1,993
Total Other assets	$13,513	$17,782

Schedule of Accrued and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Accrued expenses	$1,173	$1,948
Accrued salaries and benefits	560	2,277
Lease liability – current portion	1,778	2,266
Total accrued expenses and other current liabilities	$3,511	$6,491

Schedule of Other Noncurrent Liabilities

Other noncurrent liabilities consisted of the following:

	December 31,
	2024	2023
	(In thousands)
Lease liabilities - noncurrent portion	$8,475	$10,176
Other noncurrent liabilities	863	1,380
Total other noncurrent liabilities	$9,338	$11,556